SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	¥ 4,578,315	¥ 29,307,903	¥ 64,867,902
Costs of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	(771,464)	967,367	2,219,311
Selling Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	3,424,973	6,415,213	12,722,162
General and Administration Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	1,140,815	24,066,459	46,017,821
Research and Development Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	¥ 783,991	¥ (2,141,136)	¥ 3,908,608